Financial instruments and financial risk factors - Schedule of fair value measurement of price (Details) - USD ($)		9 Months Ended
	Oct. 31, 2021	Jul. 31, 2022
Cobalt
Disclosure of detailed information about financial instruments [line items]
Metric tonnes subject to fair value pricing adjustments	$ 1,728	$ 3,212
10% increase in prices	303,351	559,396
10% decrease in prices	(303,351)	(559,396)
Nickel
Disclosure of detailed information about financial instruments [line items]
Metric tonnes subject to fair value pricing adjustments	1,728	3,212
10% increase in prices	448,266	866,521
10% decrease in prices	$ (448,266)	$ (866,521)